Debt - Schedule of Long-term Debt Instruments (Details) € in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Principal Outstanding		$ 2,590,543		$ 2,590,543	$ 2,658,023
Term loan facility (USD) [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Principal Outstanding	[1]	$ 946,877
Term loan facility (USD) [Member] | USD | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate	[1],[2],[3]	USD SOFR + 0.11%(4) + 2.75% (0.5% floor)
Effective Interest Rate	[1],[4]	7.50%
Facility maturity date	[1]	--06-28
Term Loan Facility (EUR) [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Principal Outstanding	[5]	$ 735,668	€ 674,202
Term Loan Facility (EUR) [Member] | EUR | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate	[2],[5]	EURIBOR + 3.00% (0% floor)
Effective Interest Rate	[4],[5]	6.40%
Facility maturity date	[5]	--06-28
Secured Loan Notes (EUR) [Member] | Facility maturity date June 29
Debt Instrument [Line Items]
Principal Outstanding		$ 459,776	421,362
Secured Loan Notes (EUR) [Member] | EUR | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate	[2]	3.00%
Effective Interest Rate	[4]	3.20%
Facility maturity date		--06-29
Secured Loan Notes (USD) [Member] | Facility maturity date June 29
Debt Instrument [Line Items]
Principal Outstanding		$ 345,581
Secured Loan Notes (USD) [Member] | USD | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate	[2]	4.00%
Effective Interest Rate	[4]	4.20%
Facility maturity date		--06-29
Revolving Credit Facility (USD) [Member] | Facility maturity date December 27
Debt Instrument [Line Items]
Principal Outstanding		$ 8,000
Revolving Credit Facility (USD) [Member] | USD | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate	[2]	BASE + 0.10%(4) + 2.25% (0% floor)
Effective Interest Rate	[4]	7.50%
Facility maturity date		--12-27
Revolving Credit Facility (EUR) [Member] | Facility maturity date December 27
Debt Instrument [Line Items]
Principal Outstanding		$ 19,641	€ 18,000
Revolving Credit Facility (EUR) [Member] | EUR | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate	[2]	BASE + 2.25% (0% floor)
Effective Interest Rate	[4]	5.70%
Facility maturity date		--12-27
Line of Credit [Member] | Facility maturity date June 25
Debt Instrument [Line Items]
Principal Outstanding		$ 75,000
Line of Credit [Member] | USD | Facility maturity date June 25
Debt Instrument [Line Items]
Interest rate	[2],[6]	Term SOFR (6) + 2.70%
Effective Interest Rate	[4]	7.90%
Facility maturity date		--06-25

[1]	Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
[2]	For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
[3]	Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR
[4]	The effective interest rate is as of June 30, 2023.
[5]	Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
[6]	The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.